RESERVES	12 Months Ended
Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
RESERVES
RESERVES

	2017	2016
Equity reserve
Balance, beginning of year	$17.8	$20.1
Exercise of share options and share appreciation rights	—	0.5
Transfer of restricted share units to share capital on vesting	(2.9)	(4.5)
Issue of restricted share units	3.1	1.7
Balance, end of year	$18.0	$17.8
Hedging reserve (i)
Balance, beginning of year	$0.2	$—
Net change in fair value of hedging instruments	7.2	(2.6)
Reclassification of (gains)/losses to earnings	(0.3)	2.8
Less attributable to non-controlling interests	(1.1)	—
Balance, end of year	$6.0	$0.2
Available-for-sale reserve (ii)
Balance, beginning of year	$(3.5)	$(0.4)
Change in fair value of available-for-sale securities	—	(3.1)
Reclassification of losses to earnings	4.5	—
Balance, end of year	$1.0	$(3.5)
Other reserve
Balance, beginning of year	$(2.5)	$(1.1)
Re-measurement of employee benefit plan (iii)	1.3	(1.4)
Balance, end of year	$(1.2)	$(2.5)
Total reserve balance, end of year	$23.8	$12.0

(i)
The hedging reserve represents hedging gains and losses recognized on the effective portion of cash flow hedges. The cumulative deferred gain or loss on the hedge is recognized in the Consolidated Statement of Operations when the hedged transaction impacts the Consolidated Statement of Operations, or is recognized as an adjustment to the cost of non-financial hedged items.

(ii)
The available-for-sale reserve represents the revaluation of available-for-sale financial assets. Where a revalued financial asset is sold or impaired, the relevant portion of the reserve is recognized in the Consolidated Statement of Operations.

(iii)
The re-measurement of employee benefit plan represents the gains and losses recognized on the actuarial re-measurement of the liability related to the severance benefit plan required by the labour law in Chile.